Goldman Sachs Enhanced Income Fund
Goldman Sachs Enhanced Income Fund—Summary
Investment Objective
The Fund seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Enhanced Income Fund		Class A Shares, Goldman Sachs Enhanced Income Fund	Class B Shares, Goldman Sachs Enhanced Income Fund	Institutional Shares, Goldman Sachs Enhanced Income Fund	Administration Shares, Goldman Sachs Enhanced Income Fund	Class IR Shares, Goldman Sachs Enhanced Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Enhanced Income Fund		Class A Shares, Goldman Sachs Enhanced Income Fund	Class B Shares, Goldman Sachs Enhanced Income Fund	Institutional Shares, Goldman Sachs Enhanced Income Fund	Administration Shares, Goldman Sachs Enhanced Income Fund	Class IR Shares, Goldman Sachs Enhanced Income Fund
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.18%	0.18%	0.09%	0.34%	0.18%
Administration Fees		none	none	none	0.25%	none
All Other Expenses		0.18%	0.18%	0.09%	0.09%	0.18%
Total Annual Fund Operating Expenses		0.68%	1.43%	0.34%	0.59%	0.43%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		0.63%	1.38%	0.29%	0.54%	0.38%
[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.20% as an annual percentage rate of the Fund's average daily net assets through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Institutional, Administration and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Institutional, Administration and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Enhanced Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Enhanced Income Fund		213	359	518	979
Class B Shares, Goldman Sachs Enhanced Income Fund	Assuming complete redemption at end of period	640	748	977	1,504	Assuming no redemption	140	448	777	1,504
Institutional Shares, Goldman Sachs Enhanced Income Fund		30	104	186	426
Administration Shares, Goldman Sachs Enhanced Income Fund		55	184	324	733
Class IR Shares, Goldman Sachs Enhanced Income Fund		39	133	236	537

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 71% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, primarily in a portfolio of U.S. dollar-denominated fixed income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities. Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. The Fund may invest across a broad range of high-grade fixed income sectors with an emphasis on the preservation of capital and liquidity. In pursuing the Fund's investment objective, the Investment Adviser will seek to enhance the Fund's return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.

The Fund's investments must be rated A by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The fund’s target duration is 9 months plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views

• Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk—Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk—When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Institutional and Administration Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect. Because Class IR Shares did not have a full year of operations as of the date of this Prospectus, the figures shown provide performance for the other share classes of the Fund. Class IR Shares would have annual returns substantially similar to those of the other share classes shown because Class IR Shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent Class IR Shares have different expenses.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 0.06%. Best Quarter Q1 ’01 +2.24% Worst Quarter Q3 ’08 -0.68%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Enhanced Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Enhanced Income Fund	Returns Before Taxes	(1.10%)	2.59%	2.65%	2.87%	Aug. 02, 2000
Returns Before Taxes Class B Shares, Goldman Sachs Enhanced Income Fund	Returns Before Taxes	(5.40%)			0.55%	Jun. 20, 2007
Returns Before Taxes Institutional Shares, Goldman Sachs Enhanced Income Fund	Returns Before Taxes	0.77%	3.27%	3.17%	3.39%	Aug. 02, 2000
Returns Before Taxes Administration Shares, Goldman Sachs Enhanced Income Fund	Returns Before Taxes	0.52%	3.07%	2.94%	3.16%	Aug. 02, 2000
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Enhanced Income Fund	Returns After Taxes on Distributions	(1.43%)	1.51%	1.47%	1.63%	Aug. 02, 2000
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Enhanced Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares	(0.72%)	1.58%	1.55%	1.70%	Aug. 02, 2000
Six-Month U.S. Treasury Bill Index Class A Shares, Goldman Sachs Enhanced Income Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	2.94%	Aug. 02, 2000
Six-Month U.S. Treasury Bill Index Class B Shares, Goldman Sachs Enhanced Income Fund	Six-Month U.S. Treasury Bill Index	0.36%			2.13%	Jun. 20, 2007
Six-Month U.S. Treasury Bill Index Institutional Shares, Goldman Sachs Enhanced Income Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	2.94%	Aug. 02, 2000
Six-Month U.S. Treasury Bill Index Administration Shares, Goldman Sachs Enhanced Income Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	2.94%	Aug. 02, 2000
One-Year U.S. Treasury Note Index Class A Shares, Goldman Sachs Enhanced Income Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	3.26%	Aug. 02, 2000
One-Year U.S. Treasury Note Index Class B Shares, Goldman Sachs Enhanced Income Fund	One-Year U.S. Treasury Note Index	0.83%			2.81%	Jun. 20, 2007
One-Year U.S. Treasury Note Index Institutional Shares, Goldman Sachs Enhanced Income Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	3.26%	Aug. 02, 2000
One-Year U.S. Treasury Note Index Administration Shares, Goldman Sachs Enhanced Income Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	3.26%	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund Composite Index Class A Shares, Goldman Sachs Enhanced Income Fund	Goldman Sachs Enhanced Income Fund Composite Index	0.59%	3.13%	2.97%	3.15%	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund Composite Index Class B Shares, Goldman Sachs Enhanced Income Fund	Goldman Sachs Enhanced Income Fund Composite Index	0.59%			2.47%	Jun. 20, 2007
Goldman Sachs Enhanced Income Fund Composite Index Institutional Shares, Goldman Sachs Enhanced Income Fund	Goldman Sachs Enhanced Income Fund Composite Index	0.59%	3.13%	2.97%	3.15%	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund Composite Index Administration Shares, Goldman Sachs Enhanced Income Fund	Goldman Sachs Enhanced Income Fund Composite Index	0.59%	3.13%	2.97%	3.15%	Aug. 02, 2000

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Institutional and Administration Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Ultra-Short Duration Government Fund
Goldman Sachs Ultra-Short Duration Government Fund—Summary
Investment Objective
The Fund seeks to provide a high level of current income, consistent with low volatility of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Ultra-Short Duration Government Fund	Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Ultra-Short Duration Government Fund		Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund
Management Fees		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none	none	none
Other Expenses		0.22%	0.13%	0.63%	0.22%
Service Fees		none	none	0.25%	none
Shareholder Administration Fees		none	none	0.25%	none
All Other Expenses		0.22%	0.13%	0.13%	0.22%
Total Annual Fund Operating Expenses		0.87%	0.53%	1.03%	0.62%
Fee Waiver and Expense Limitation	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.74%	0.40%	0.90%	0.49%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.054% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.31% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Ultra-Short Duration Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	224	411	612	1,195
Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	41	157	283	652
Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	92	315	556	1,248
Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund	50	185	333	762

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 175% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in other non-government securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in non-U.S. Government Securities must be rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The fund’s target duration is 9 months plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views

• Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Service and Class IR Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was –0.02%. Best Quarter Q1 ’01 +2.05% Worst Quarter Q4 ’08 -1.70%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Ultra-Short Duration Government Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns Before Taxes	(1.26%)	2.00%	2.43%	3.53%	May 15, 1995
Returns Before Taxes Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns Before Taxes	0.53%	2.64%	2.97%	4.16%	Jul. 17, 1991
Returns Before Taxes Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns Before Taxes	0.03%	2.14%	2.48%	3.16%	Mar. 27, 1997
Returns Before Taxes Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns Before Taxes	0.44%			1.14%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns After Taxes on Distributions	(1.44%)	0.84%	1.17%	1.91%	May 15, 1995
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Returns After Taxes on Distributions and Sale of Fund Shares	(0.81%)	1.03%	1.32%	2.02%	May 15, 1995
Six-Month U.S. Treasury Bill Index Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	3.78%	May 15, 1995
Six-Month U.S. Treasury Bill Index Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	3.94%	Jul. 17, 1991
Six-Month U.S. Treasury Bill Index Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	Six-Month U.S. Treasury Bill Index	0.36%	2.96%	2.78%	3.54%	Mar. 27, 1997
Six-Month U.S. Treasury Bill Index Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund	Six-Month U.S. Treasury Bill Index	0.36%			1.55%	Nov. 30, 2007
One-Year U.S. Treasury Note Index Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	4.04%	May 15, 1995
One-Year U.S. Treasury Note Index Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	4.25%	Jul. 17, 1991
One-Year U.S. Treasury Note Index Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	One-Year U.S. Treasury Note Index	0.83%	3.30%	3.09%	3.80%	Mar. 27, 1997
One-Year U.S. Treasury Note Index Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund	One-Year U.S. Treasury Note Index	0.83%			2.12%	Nov. 30, 2007
Goldman Sachs Ultra-Short Duration Government Fund Composite Index Class A Shares, Goldman Sachs Ultra-Short Duration Government Fund	Goldman Sachs Ultra-Short Duration Government Fund Composite Index	0.59%	3.13%	2.97%	3.95%	May 15, 1995
Goldman Sachs Ultra-Short Duration Government Fund Composite Index Institutional Shares, Goldman Sachs Ultra-Short Duration Government Fund	Goldman Sachs Ultra-Short Duration Government Fund Composite Index	0.59%	3.13%	2.97%	4.11%	Jul. 17, 1991
Goldman Sachs Ultra-Short Duration Government Fund Composite Index Service Shares, Goldman Sachs Ultra-Short Duration Government Fund	Goldman Sachs Ultra-Short Duration Government Fund Composite Index	0.59%	3.13%	2.97%	3.71%	Mar. 27, 1997
Goldman Sachs Ultra-Short Duration Government Fund Composite Index Class IR Shares, Goldman Sachs Ultra-Short Duration Government Fund	Goldman Sachs Ultra-Short Duration Government Fund Composite Index	0.59%			1.83%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Government Fund—Summary
Investment Objective
The Fund seeks a high level of current income
and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Short Duration Government Fund		Class A Shares, Goldman Sachs Short Duration Government Fund	Class B Shares, Goldman Sachs Short Duration Government Fund	Class C Shares, Goldman Sachs Short Duration Government Fund	Institutional Shares, Goldman Sachs Short Duration Government Fund	Service Shares, Goldman Sachs Short Duration Government Fund	Class IR Shares, Goldman Sachs Short Duration Government Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	2.00%	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within three years of purchase at a rate of 2.0% in the first year, declining to 1% in the third year, and eliminated thereafter. A CDSC of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Short Duration Government Fund		Class A Shares, Goldman Sachs Short Duration Government Fund	Class B Shares, Goldman Sachs Short Duration Government Fund	Class C Shares, Goldman Sachs Short Duration Government Fund	Institutional Shares, Goldman Sachs Short Duration Government Fund	Service Shares, Goldman Sachs Short Duration Government Fund	Class IR Shares, Goldman Sachs Short Duration Government Fund
Management Fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.16%	0.16%	0.16%	0.07%	0.57%	0.16%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.16%	0.16%	0.16%	0.07%	0.07%	0.16%
Total Annual Fund Operating Expenses		0.87%	1.62%	1.62%	0.53%	1.03%	0.62%
Fee Waiver and Expense Limitation	[1]	(0.03%)	(0.18%)	(0.38%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.84%	1.44%	1.24%	0.50%	1.00%	0.59%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to (i) waive a portion of the distribution and service (12b-1) fees equal to 0.15% of the average daily net assets attributable to Class B Shares of the Fund, and (ii) waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. Each arrangement will remain in effect through at least July 29, 2012, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Short Duration Government Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Short Duration Government Fund		234	420	622	1,204
Class B Shares, Goldman Sachs Short Duration Government Fund	Assuming complete redemption at end of period	347	594	864	1,706	Assuming no redemption	147	494	864	1,706
Class C Shares, Goldman Sachs Short Duration Government Fund	Assuming complete redemption at end of period	191	474	846	1,890	Assuming no redemption	126	474	846	1,890
Institutional Shares, Goldman Sachs Short Duration Government Fund		51	167	293	662
Service Shares, Goldman Sachs Short Duration Government Fund		102	325	566	1,257
Class IR Shares, Goldman Sachs Short Duration Government Fund		60	196	343	771

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 312% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s target duration is that of the Two-Year U.S. Treasury Note Index, plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the past ten years, the duration of this index has been approximately 1.9 years.

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views

• Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Liquidity Risk—The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value accurately. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 0.57%. Best Quarter Q3 ’01 +3.66% Worst Quarter Q2 ’04 -1.09%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Short Duration Government Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	0.41%	4.53%	4.16%	4.57%	May 01, 1997
Returns Before Taxes Class B Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	(2.57%)	4.24%	3.80%	4.33%	May 01, 1997
Returns Before Taxes Class C Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	0.10%	4.12%	3.55%	3.82%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	2.32%	5.21%	4.70%	5.87%	Aug. 15, 1988
Returns Before Taxes Service Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	1.82%	4.69%	4.17%	4.69%	Apr. 10, 1996
Returns Before Taxes Class IR Shares, Goldman Sachs Short Duration Government Fund	Returns Before Taxes	2.23%			4.80%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Short Duration Government Fund	Returns After Taxes on Distributions	(0.25%)	3.34%	2.86%	2.97%	May 01, 1997
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Short Duration Government Fund	Returns After Taxes on Distributions and Sale of Fund Shares	0.48%	3.21%	2.80%	2.93%	May 01, 1997
Two-Year U.S. Treasury Note Index Class A Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%	4.38%	4.09%	4.52%	May 01, 1997
Two-Year U.S. Treasury Note Index Class B Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%	4.38%	4.09%	4.52%	May 01, 1997
Two-Year U.S. Treasury Note Index Class C Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%	4.38%	4.09%	4.43%	Aug. 15, 1997
Two-Year U.S. Treasury Note Index Institutional Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%	4.38%	4.09%	5.52%	Aug. 15, 1988
Two-Year U.S. Treasury Note Index Service Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%	4.38%	4.09%	4.62%	Apr. 10, 1996
Two-Year U.S. Treasury Note Index Class IR Shares, Goldman Sachs Short Duration Government Fund	Two-Year U.S. Treasury Note Index	2.28%			3.53%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs Inflation Protected Securities Fund—Summary
Investment Objective
The Fund seeks real return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Inflation Protected Securities Fund		Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Class C Shares, Goldman Sachs Inflation Protected Securities Fund	Institutional Shares, Goldman Sachs Inflation Protected Securities Fund	Class IR Shares, Goldman Sachs Inflation Protected Securities Fund	Class R Shares, Goldman Sachs Inflation Protected Securities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Inflation Protected Securities Fund		Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Class C Shares, Goldman Sachs Inflation Protected Securities Fund	Institutional Shares, Goldman Sachs Inflation Protected Securities Fund	Class IR Shares, Goldman Sachs Inflation Protected Securities Fund	Class R Shares, Goldman Sachs Inflation Protected Securities Fund
Management Fees		0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		0.25%	0.25%	0.16%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.83%	1.58%	0.49%	0.58%	1.08%
Fee Waiver and Expense Limitation	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.62%	1.37%	0.28%	0.37%	0.87%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.044% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective rate of 0.20% as an annual percentage rate of the Fund's average daily net assets. Each arrangement will remain in effect through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Inflation Protected Securities Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Inflation Protected Securities Fund		436	610	798	1,343
Class C Shares, Goldman Sachs Inflation Protected Securities Fund	Assuming complete redemption at end of period	239	478	841	1,861	Assuming no redemption	139	478	841	1,861
Institutional Shares, Goldman Sachs Inflation Protected Securities Fund		29	136	253	596
Class IR Shares, Goldman Sachs Inflation Protected Securities Fund		38	165	303	706
Class R Shares, Goldman Sachs Inflation Protected Securities Fund		89	323	575	1,298

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 211% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”). IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds.

The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers.

The Fund’s target duration is that of the Barclays Capital U.S. TIPS Index, plus or minus 1-2 years (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the past ten years, the duration of this index has ranged between 0.40 and 7.30 years.

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views

• Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

CPIU Measurement Risk—The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Inflation Protected Securities Fund.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Deflation Risk—The Inflation Protected Securities Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation”. If this occurs, the principal and income of inflation-protected fixed income securities held by the Fund would likely decline in price, which could result in losses for the Fund.

Inflation Protected Securities Risk—The value of IPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. The market for IPS may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk—When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Tax Consequences Risk—The Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 5.34%. Best Quarter Q1 ’08 +5.99% Worst Quarter Q3 ’08 -3.45%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Inflation Protected Securities Fund	Label	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Returns Before Taxes	2.01%	4.91%	Aug. 31, 2007
Returns Before Taxes Class C Shares, Goldman Sachs Inflation Protected Securities Fund	Returns Before Taxes	4.09%	5.41%	Aug. 31, 2007
Returns Before Taxes Institutional Shares, Goldman Sachs Inflation Protected Securities Fund	Returns Before Taxes	6.29%	6.56%	Aug. 31, 2007
Returns Before Taxes Class IR Shares, Goldman Sachs Inflation Protected Securities Fund	Returns Before Taxes	6.20%	4.90%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Inflation Protected Securities Fund	Returns	5.67%	4.43%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Returns After Taxes on Distributions	(0.27%)	3.64%	Aug. 31, 2007
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Returns After Taxes on Distributions and Sale of Fund Shares	1.34%	3.47%	Aug. 31, 2007
Barclays Capital U.S. TIPS Index Class A Shares, Goldman Sachs Inflation Protected Securities Fund	Barclays Capital U.S. TIPS Index	6.31%	6.40%	Aug. 31, 2007
Barclays Capital U.S. TIPS Index Class C Shares, Goldman Sachs Inflation Protected Securities Fund	Barclays Capital U.S. TIPS Index	6.31%	6.40%	Aug. 31, 2007
Barclays Capital U.S. TIPS Index Institutional Shares, Goldman Sachs Inflation Protected Securities Fund	Barclays Capital U.S. TIPS Index	6.31%	6.40%	Aug. 31, 2007
Barclays Capital U.S. TIPS Index Class IR Shares, Goldman Sachs Inflation Protected Securities Fund	Barclays Capital U.S. TIPS Index	6.31%	4.76%	Nov. 30, 2007
Barclays Capital U.S. TIPS Index Class R Shares, Goldman Sachs Inflation Protected Securities Fund	Barclays Capital U.S. TIPS Index	6.31%	4.76%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Government Income Fund
Goldman Sachs Government Income Fund—Summary
Investment Objective
The Fund seeks a high level of current income, consistent with safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-139 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Government Income Fund		Class A Shares, Goldman Sachs Government Income Fund	Class B Shares, Goldman Sachs Government Income Fund	Class C Shares, Goldman Sachs Government Income Fund	Institutional Shares, Goldman Sachs Government Income Fund	Service Shares, Goldman Sachs Government Income Fund	Class IR Shares, Goldman Sachs Government Income Fund	Class R Shares, Goldman Sachs Government Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Government Income Fund		Class A Shares, Goldman Sachs Government Income Fund	Class B Shares, Goldman Sachs Government Income Fund	Class C Shares, Goldman Sachs Government Income Fund	Institutional Shares, Goldman Sachs Government Income Fund	Service Shares, Goldman Sachs Government Income Fund	Class IR Shares, Goldman Sachs Government Income Fund	Class R Shares, Goldman Sachs Government Income Fund
Management Fees		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.20%	0.20%	0.20%	0.11%	0.61%	0.20%	0.20%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.20%	0.20%	0.20%	0.11%	0.11%	0.20%	0.20%
Total Annual Fund Operating Expenses		0.99%	1.74%	1.74%	0.65%	1.15%	0.74%	1.24%
Fee Waiver and Expense Limitation	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	0.91%	1.66%	1.66%	0.57%	1.07%	0.66%	1.16%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.53% as an annual percentage rate of average daily net assets of the Fund. These arrangements will remain in effect through at least July 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Government Income Fund (USD $)	Expense Example, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Government Income Fund		464	671	894	1,536
Class B Shares, Goldman Sachs Government Income Fund	Assuming complete redemption at end of period	669	840	1,136	1,847	Assuming no redemption	169	540	936	1,847
Class C Shares, Goldman Sachs Government Income Fund	Assuming complete redemption at end of period	269	540	936	2,045	Assuming no redemption	169	540	936	2,045
Institutional Shares, Goldman Sachs Government Income Fund		58	200	354	803
Service Shares, Goldman Sachs Government Income Fund		109	357	625	1,390
Class IR Shares, Goldman Sachs Government Income Fund		67	229	404	911
Class R Shares, Goldman Sachs Government Income Fund		118	386	673	1,493

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2011 was 545% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. The remainder of the Fund’s Net Assets may be invested in non-government securities such as privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities and corporate securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in non-U.S. Government Securities must be rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable quality. The Fund’s target duration is that of the Barclays Capital Government/Mortgage Index, plus or minus one year (the Fund’s duration approximates its price sensitivity to changes in interest rates), and over the past ten years, the duration of this index has ranged between 2.85 and 4.79 years.

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views

• Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. To the extent that the Fund holds non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk—Loss may result from the Fund’s investments in options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk—When interest rates increase, fixed income securities held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

Mortgage-Backed and/or Other Asset-Backed Risk—Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-Backed Securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with Mortgage-Backed Securities, as well as risks associated with the nature and servicing of the assets backing the securities.

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the six-month period ended June 30, 2011 was 1.97%. Best Quarter Q3 ‘01 +4.40% Worst Quarter Q2 ’04 -1.83%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Government Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	0.87%	4.22%	4.66%	5.57%	Feb. 10, 1993
Returns Before Taxes Class B Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	(1.16%)	3.82%	4.41%	5.28%	May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	3.00%	4.24%	4.27%	4.66%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	5.11%	5.36%	5.44%	5.83%	Aug. 15, 1997
Returns Before Taxes Service Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	4.66%	4.86%	4.92%	5.31%	Aug. 15, 1997
Returns Before Taxes Class IR Shares, Goldman Sachs Government Income Fund	Returns Before Taxes	5.08%			5.02%	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Government Income Fund	Returns	4.57%			4.55%	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Government Income Fund	Returns After Taxes on Distributions	(0.68%)	2.68%	3.09%	3.50%	Feb. 10, 1993
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Government Income Fund	Returns After Taxes on Distributions and Sale of Fund Shares	0.82%	2.72%	3.07%	3.48%	Feb. 10, 1993
Barclays Capital Government/Mortgage Index Class A Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%	5.88%	5.64%	6.16%	Feb. 10, 1993
Barclays Capital Government/Mortgage Index Class B Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%	5.88%	5.64%	6.26%	May 01, 1996
Barclays Capital Government/Mortgage Index Class C Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%	5.88%	5.64%	6.05%	Aug. 15, 1997
Barclays Capital Government/Mortgage Index Institutional Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%	5.88%	5.64%	6.05%	Aug. 15, 1997
Barclays Capital Government/Mortgage Index Service Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%	5.88%	5.64%	6.05%	Aug. 15, 1997
Barclays Capital Government/Mortgage Index Class IR Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%			5.71%	Nov. 30, 2007
Barclays Capital Government/Mortgage Index Class R Shares, Goldman Sachs Government Income Fund	Barclays Capital Government/Mortgage Index	5.41%			5.71%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.